Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 321,787	$ 42,777
Restricted cash	2,750
Accounts receivable	2,173	2,081
Inventories	1,412	2,591
Prepaid expenses	3,214	1,249
Other current assets	4,467	2,234
Total current assets	335,803	50,932
Property and equipment:
BlueWalker 3 satellite - construction in progress	67,615	27,013
Property and equipment, net	28,327	10,057
Total property and equipment, net	95,942	37,070
Other non-current assets:
Operating lease right-of-use assets, net	7,991	7,045
Intangible assets, net	242	526
Goodwill	3,641	3,912
Other non-current assets	317	160
Total other non-current assets	12,191	11,643
TOTAL ASSETS	443,936	99,645
Current liabilities:
Accounts payable	6,638	4,990
Accrued expenses and other current liabilities	7,469	4,222
Deferred revenue	6,636	3,401
Current operating lease liabilities	634	504
Total current liabilities	21,377	13,117
Warrant liabilities	58,062
Non-current operating lease liabilities	7,525	6,541
Long-term debt	5,000
Total liabilities	91,964	19,658
Commitments and contingencies (Note 11)
Stockholders’ Equity:
Additional paid-in capital	171,155
Common equity (pre-combination)		117,573
Accumulated other comprehensive loss	(433)	(168)
Accumulated deficit	(70,461)	(39,908)
Noncontrolling interest	251,693	2,490
Total stockholders’ equity	351,972	79,987	[1]
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	443,936	99,645
Common Class A [Member]
Stockholders’ Equity:
Common stock value	5
Common Class B [Member]
Stockholders’ Equity:
Common stock value	5
Common Class C [Member]
Stockholders’ Equity:
Common stock value	$ 8

[1]	Previously reported amounts have been adjusted for the retroactive application of the recapitalization related to the Business Combination. Refer to Note 3 for further information.